UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

New York - 100.8%	$ 12,000	ABN AMRO MuniTops Certificates Trust, New York City, New York, City Municipal Water Finance
		Authority, Water and Sewer System, Revenue Refunding Bonds, VRDN, Series 2004-46, 3.47%
		due 12/15/2012 (g)(k)(m)	$ 12,000

	6,165	ABN AMRO MuniTops Certificates Trust, New York, GO, VRDN, Series 2006-32, 3.47%
		due 4/01/2014 (h)(k)(l)(m)	6,165

	23,340	ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN, Series 2002-
		10, 3.47% due 11/15/2010 (g)(k)(m)	23,340

	19,930	ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN, Series 2004-
		24, 3.47% due 7/01/2012 (h)(k)(m)	19,930

	9,000	Albany, New York, City School District, GO, Refunding, BAN, 4.25% due 6/27/2008	9,022

	12,300	Albany, New York, City School District, GO, Refunding, BAN, 4% due 7/18/2008	12,318

	11,375	Albany, New York, GO, BAN, 4% due 7/11/2008	11,391

	2,000	Albany, New York, IDA, Civic Facility Revenue Bonds (Albany Medical Center Hospital Project),
		VRDN, Series C, 3.41% due 5/01/2027 (k)	2,000

	2,500	Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN, 3.48%
		due 12/29/2010 (k)	2,500

	4,100	Amityville, New York, Union Free School District, GO, TAN, 3.90% due 6/27/2008	4,105

	4,200	Arlington, New York, Central School District, GO, BAN, Series B, 4.25% due 8/22/2008	4,215

	6,545	BB&T Municipal Trust, New York Liberty Development Corporation Revenue Bonds (Goldman Sachs
		Headquarters), FLOATS, VRDN, Series 2025, 3.473% due 10/01/2035 (k)(m)	6,545

	6,130	Bank of America AUSTIN Trust, New York State Dormitory Authority Revenue Bonds, VRDN, Series
		2007-159, 3.47% due 3/15/2031 (k)(m)	6,130

	23,000	Bank of America MACON Trust, Seneca County, New York, IDA, Solid Waste Disposal Revenue
		Bonds, VRDN, AMT, Series W, 3.54% due 10/01/2035 (k)(m)	23,000

	3,350	Bellmore, New York, Union Free School District, GO, BAN, 3.50% due 6/18/2008	3,356

Portfolio Abbreviations

To simplify the listings of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
CRVS	Custodial Residual and Variable Securities	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 4,200	Binghamton, New York, City School District, GO, BAN, 3.90% due 9/19/2008	$ 4,208

1,810	Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics Corporation), VRDN,
	AMT, Series A, 3.55% due 9/01/2021 (k)	1,810

10,000	Cheektowaga, New York, Central School District, GO, BAN, 3.25% due 12/26/2008	10,027

1,000	Copiague, New York, Union Free School District, GO, BAN, 3.50% due 6/18/2008	1,001

6,200	Corning, New York, City School District, GO, BAN, 4% due 6/27/2008	6,207

12,400	Eagle Tax-Exempt Trust, Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, VRDN,
	Series 2007-0030, Class A, 3.49% due 2/15/2047 (c)(g)(k)(m)	12,400

11,780	Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN,
	Series 2006-0015, Class A, 3.50% due 11/15/2035 (h)(k)(m)	11,780

5,095	Eagle Tax-Exempt Trust, New York City, New York, City IDA, Revenue Bonds, VRDN, Series 2006-
	0112, Class A, 3.55% due 3/01/2046 (c)(k)(m)	5,095

6,900	Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds, GO, VRDN,
	Series 2006-0063, Class A, 3.17% due 1/01/2030 (g)(k)(m)	6,900

10,000	East Hampton Township, New York, GO, BAN, Series B, 3.50% due 6/19/2008	10,023

8,200	Eastchester, New York, Union Free School District, GO, TAN, 4% due 6/20/2008	8,211

20,810	Eclipse Funding Trust, Solar Eclipse Certificates, New York Convention Center Development
	Corporation, VRDN, Series 2006-0004, 3.78% due 11/15/2027 (a)(k)(m)	20,810

10,000	Elwood, New York, Union Free School District, GO, TAN, 4% due 6/27/2008	10,017

3,625	Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family Services of Erie County),
	VRDN, 3.48% due 6/01/2022 (k)	3,625

1,235	Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission Inc. Project),
	VRDN, 3.48% due 12/01/2015 (k)	1,235

8,000	Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC Project), VRDN, Series B, 3.39%
	due 11/15/2036 (k)	8,000

1,260	Freeport, New York, GO, BAN, Series A, 4% due 5/09/2008	1,261

3,800	Geneva, New York, IDA, Civic Facility Revenue Bonds (Colleges of the Seneca Project), VRDN, 3.46%
	due 12/01/2037 (k)	3,800

9,875	Glens Falls, New York, City School District, GO, BAN, 4% due 7/11/2008	9,889

4,100	Greenport, New York, Union Free School District, GO, TAN, 4% due 6/30/2008	4,105

2,240	Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN, Series A, 3.48%
	due 4/01/2020 (k)	2,240

1,700	Half Hollow Hills Central School District of Huntington and Babylon, New York, GO, TAN, 4%
	due 6/30/2008	1,702

14,500	Harborfields Central School District (Greenlawn), New York, GO, TAN, 3.90% due 6/27/2008	14,517

19,500	Hauppauge, New York, Union Free School District, GO, TAN, 3.90% due 6/27/2008	19,523

22,900	Hempstead, New York, Union Free School District, GO, TAN, 4.25% due 6/24/2008	22,953

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 800	Hicksville, New York, Union Free School District, GO, TAN, 4% due 6/27/2008	$ 801

3,800	Hilton, New York, Central School District, GO, RAN, 4% due 6/19/2008	3,805

20,000	Huntington, New York, Union Free School District, GO, TAN, 3.641% due 6/27/2008	20,025

16,000	Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT, 3.47%
	due 12/01/2029 (k)	16,000

7,800	Islip, New York, Union Free School District 002, GO, TAN, 3.90% due 6/27/2008	7,809

4,100	Kings Park, New York, Central School District, GO, BAN, 3.90% due 8/15/2008	4,106

2,500	Laurens, New York, Central School District, GO, BAN, 4% due 6/26/2008	2,504

11,340	Lehman Municipal Trust Receipts, New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Refunding Bonds, FLOATS, VRDN, Series 2006-P48U, 3.59% due
	6/15/2015 (k)(m)	11,340

10,880	Lehman Municipal Trust Receipts, New York Institute of Technology Revenue Bonds, FLOATS,
	VRDN, Series 2007-P113, 3.54% due 3/01/2017 (h)(k)(m)	10,880

5,300	Lindenhurst, New York, Union Free School District, School Construction, GO, BAN, Series B, 4%
	due 7/10/2008	5,307

1,000	Livonia, New York, Central School District, GO, BAN, 3.25% due 6/28/2008	1,001

19,775	Long Island Power Authority, New York, Electric System Revenue Bonds, FLOATS, VRDN, Series 822-
	D, 3.53% due 9/01/2029 (b)(k)(m)	19,775

4,000	Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Series E, 3.40%
	due 12/01/2029 (g)(k)	4,000

11,200	Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Series H, 3.34%
	due 12/01/2029 (g)(k)	11,200

8,100	Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Sub-Series 3B,
	3.37% due 5/01/2033 (k)	8,100

3,800	Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Sub-Series 7B,
	3.34% due 4/01/2025 (h)(k)	3,800

22,375	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, FLOATS, VRDN,
	Series 339, 3.48% due 12/01/2026 (h)(k)(m)	22,375

8,200	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, VRDN, Series A,
	5.125% due 6/01/2008 (g)(j)(k)	8,331

7,900	Mattituck-Cutchogue, New York, Union Free School District, GO, TAN, 3.90% due 6/30/2008	7,910

7,840	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, ROCS, VRDN,
	Series II-R-10290, 3.49% due 11/15/2012 (g)(k)(m)	7,840

5,025	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, ROCS, VRDN,
	Series II-R-10296, 3.54% due 11/15/2013 (c)(k)(m)	5,025

8,100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, VRDN, Series
	D-1, 3.50% due 11/01/2034 (a)(k)	8,100

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 25,400	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds,
	VRDN, Series B, 3.35% due 11/01/2022 (g)(k)	$ 25,400

48,820	Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-1, 3.38%
	due 11/01/2034 (b)(k)	48,820

22,000	Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-3, 3.52%
	due 11/01/2034 (i)(k)	22,000

24,753	Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN, Series 823D,
	3.48% due 11/15/2023 (g)(k)(m)	24,753

19,926	Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN, Series 848D,
	3.65% due 11/15/2021 (c)(k)(m)	19,926

3,495	Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN, Series 2210,
	3.48% due 11/15/2015 (a)(k)(m)	3,495

9,680	Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS, VRDN, Series A12,
	3.50% due 11/15/2022 (g)(k)(m)	9,680

7,920	Metropolitan Transportation Authority, New York, Revenue Bonds, PUTTERS, VRDN, Series 816,
	3.47% due 5/15/2013 (a)(k)(m)	7,920

6,750	Metropolitan Transportation Authority, New York, Revenue Bonds, ROCS, VRDN, Series II-R-594PB,
	3.50% due 11/15/2033 (a)(k)(m)	6,750

9,800	Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN, Sub-Series E-1, 3.37%
	due 11/01/2035 (k)	9,800

15,750	Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN, Sub-Series E-2, 3.40%
	due 11/01/2035 (k)	15,750

5,585	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, FLOATS, VRDN, Series
	1448, 3.56% due 11/15/2031 (k)(m)	5,585

13,800	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN, Series D-1,
	3.38% due 11/01/2029 (g)(k)	13,800

32,185	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN, Series D-2,
	3.38% due 11/01/2032 (g)(k)	32,185

3,000	Miller Place, New York, Union Free School District, GO, TAN, 4% due 6/30/2008	3,004

1,635	Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl Center for
	Rehabilitation Agencies, Inc. Project), VRDN, 3.50% due 12/01/2034 (k)	1,635

3,486	Monroe-Woodbury, New York, Central School District, GO, BAN, 3.70% due 11/14/2008	3,496

8,465	Municipal Securities Trust Certificates, New York State Dormitory Authority, VRDN, Series 7020,
	Class A, 3.52% due 6/15/2035 (d)(k)(l)(m)	8,465

2,000	Nassau County, New York, IDA, Civic Facility Revenue Refunding and Improvement Bonds (Cold
	Spring Harbor), VRDN, 3.45% due 1/01/2034 (k)	2,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 13,250	Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project), VRDN, AMT,
	3.42% due 9/01/2034 (f)(k)	$ 13,250

2,700	New Rochelle, New York, City School District, GO, BAN, 4% due 4/25/2008	2,703

10,900	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Bonds
	(Parkview II Apartments Project), VRDN, AMT, Series A, 3.50% due 12/01/2037 (k)	10,900

21,000	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Bonds
	(Spring Creek Housing LP), VRDN, AMT, Series A, 3.50% due 12/01/2039 (k)	21,000

19,000	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Bonds
	(Susans Court Project), VRDN, AMT, Series A, 3.50% due 11/01/2039 (k)	19,000

19,510	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Refunding
	Bonds (The Crest Project), VRDN, Series A, 3.45% due 12/01/2036 (k)	19,510

11,500	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (155 West 21st Street Development), VRDN, AMT, Series A, 3.50% due 11/15/2037 (f)(k)	11,500

14,065	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Armory Place LLC), VRDN, AMT, Series A, 3.50% due 3/15/2033 (f)(k)	14,065

10,900	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Atlantic Court Apartments Project), VRDN, AMT, Series A, 3.52% due 12/01/2035 (e)(k)	10,900

24,830	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Brittany Development), VRDN, AMT, Series A, 3.50% due 6/15/2029 (f)(k)	24,830

26,550	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Carnegie Park), VRDN, Series A, 3.34% due 11/15/2019 (f)(k)	26,550

35,400	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Clinton 54 LLC), VRDN, AMT, Series A, 3.50% due 8/15/2032 (f)(k)	35,400

12,765	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Lyric Development), VRDN, AMT, Series A, 3.50% due 11/15/2031 (f)(k)	12,765

11,620	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Monterey), VRDN, Series A, 3.34% due 11/15/2019 (f)(k)	11,620

13,700	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (One Columbus Place Development), VRDN, AMT, Series A, 3.50% due 11/15/2028 (f)(k)	13,700

31,900	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (Tribeca Towers), VRDN, AMT, Series A, 3.42% due 11/15/2019 (f)(k)	31,900

19,400	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (West 43rd Street Development), VRDN, AMT, Series A, 3.50% due 4/15/2029 (f)(k)	19,400

15,000	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (West 61st Street Apartments Project), VRDN, AMT, Series A, 3.50% due 12/15/2037 (f)(k)	15,000

35,400	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (West 89th Street Development), VRDN, AMT, Series A, 3.42% due 11/15/2029 (k)	35,400

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 34,000	New York City, New York, City Housing Development Corporation, M/F Rental Housing Revenue
	Bonds (West End Towers), VRDN, AMT, Series A, 3.50% due 5/15/2034 (f)(k)	$ 34,000

3,025	New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson School Project),
	VRDN, 3.45% due 12/01/2034 (k)	3,025

2,040	New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of French Alliances in
	the United States Project), VRDN, 3.50% due 2/01/2035 (k)	2,040

5,145	New York City, New York, City IDA, Civic Facility Revenue Bonds (Heart Share Human Services),
	VRDN, Series A, 3.45% due 7/01/2021 (k)	5,145

1,565	New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School Project), VRDN,
	3.45% due 12/01/2034 (k)	1,565

2,900	New York City, New York, City IDA, Civic Facility Revenue Bonds (Spence-Chapin, Services to
	Families and Children Project), VRDN, 3.45% due 12/01/2036 (k)	2,900

6,205	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Brooklyn Heights
	Montessori School Project), VRDN, 3.45% due 1/01/2027 (k)	6,205

9,690	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Touro College Project),
	VRDN, 3.35% due 6/01/2037 (k)	9,690

20,000	New York City, New York, City IDA, IDR (Tiago Holdings LLC), VRDN, AMT, 3.50%
	due 1/01/2037 (k)	20,000

25,000	New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office Associates LLC
	Project), VRDN, 3.39% due 12/01/2039 (k)	25,000

24,600	New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC Project), VRDN,
	Series B, 3.48% due 11/01/2039 (k)	24,600

6,496	New York City, New York, City IDA, Revenue Bonds, FLOATS, VRDN, Series 1875, 3.65%
	due 9/01/2016 (c)(k)(m)	6,496

14,000	New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express International
	Corporation Project), VRDN, AMT, 3.50% due 7/01/2024 (k)	14,000

20,000	New York City, New York, City Municipal Water Finance Authority, CP, 3.55% due 1/17/2008	20,000

16,000	New York City, New York, City Municipal Water Finance Authority, CP, 3.48% due 2/06/2008	16,000

7,200	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, FLOATS, VRDN, Series 1226, 3.48% due 6/15/2015 (k)(m)	7,200

11,580	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, FLOATS, VRDN, Series 1352, 3.48% due 6/15/2035 (k)(m)	11,580

17,580	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, PUTTERS, VRDN, Series 622, 3.47% due 6/15/2012 (a)(k)(m)	17,580

12,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, PUTTERS, VRDN, Series 988, 3.47% due 6/15/2013 (k)(m)	12,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 3,450	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, PUTTERS, VRDN, Series 1263, 3.52% due 6/15/2013 (g)(k)(m)	$ 3,450

22,600	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Fiscal 2003 Sub-Series C-1, 3.30% due 6/15/2018 (k)	22,600

6,075	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Series BB-3, 3.25% due 6/15/2034 (k)	6,075

25,100	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Series BB-5, 3.26% due 6/15/2033 (k)	25,100

29,445	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Series CC-1, 3.37% due 6/15/2038 (k)	29,445

8,900	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Series F-1, 3.30% due 6/15/2033 (k)	8,900

6,880	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Series F-2, 3.34% due 6/15/2033 (k)	6,880

15,300	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Refunding Bonds, VRDN, Sub-Series C-2, 3.35% due 6/15/2018 (k)	15,300

2,400	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Second
	General Resolution Revenue Refunding Bonds, VRDN, Series AA-1, 3.25%
	due 6/15/2032 (k)	2,400

19,200	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
	VRDN, Series A-1, 3.40% due 11/15/2028 (k)	19,200

67,615	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
	VRDN, Series A-2, 3.40% due 11/15/2027 (k)	67,615

5,590	New York City, New York, City Transitional Finance Authority, GO, PUTTERS, VRDN, Series 1720,
	3.47% due 11/01/2014 (k)(m)	5,590

2,400	New York City, New York, City Transitional Finance Authority, New York City Recovery Revenue
	Refunding Bonds, VRDN, Series 3, Sub-Series 3-E, 3.43% due 11/01/2022 (k)	2,400

5,668	New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS, VRDN,
	Series 362, 3.48% due 11/01/2023 (k)(m)	5,668

14,726	New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS, VRDN,
	Series 536, 3.48% due 5/01/2015 (h)(k)(m)	14,726

10,845	New York City, New York, City Transitional Finance Authority Revenue Bonds (New York City
	Recovery), VRDN, Series 1, Sub-Series 1-A, 3.40% due 11/01/2022 (k)	10,845

5,050	New York City, New York, City Transitional Finance Authority Revenue Bonds (New York City
	Recovery), VRDN, Series 1, Sub-Series 1-C, 3.47% due 11/01/2022 (k)	5,050

27,380	New York City, New York, City Transitional Finance Authority Revenue Bonds (New York City
	Recovery), VRDN, Series 3, Sub-Series 3-G, 3.35% due 11/01/2022 (k)	27,380

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 3,140	New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS, VRDN, Series
	II-R-2052, 3.49% due 2/01/2022 (h)(k)(m)	$ 3,140

3,735	New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS, VRDN, Series
	II-R-2054, 3.50% due 2/01/2020 (h)(k)(m)	3,735

2,400	New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN, Sub-Series 2A,
	3.40% due 11/01/2022 (k)	2,400

46,220	New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN, Sub-Series 2B,
	3.40% due 11/01/2022 (k)	46,220

8,150	New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN, Sub-Series 2C,
	3.40% due 11/01/2022 (k)	8,150

8,525	New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN, Sub-Series 2D,
	3.35% due 11/01/2022 (k)	8,525

1,600	New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN, Sub-Series B-
	3, 3.40% due 11/01/2028 (k)	1,600

6,988	New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 1857, 3.48% due 11/01/2030 (k)(m)	6,988

9,955	New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds, ROCS,
	VRDN, Series II-R-11096, 3.49% due 11/01/2021 (k)(m)	9,955

60,795	New York City, New York, City Transitional Finance Authority, Special Tax Revenue Refunding Bonds,
	VRDN, Series C, 3.35% due 2/01/2032 (k)	60,795

2,745	New York City, New York, GO, FLOATS, VRDN, Series 2211, 3.48% due 6/01/2015 (k)(m)	2,745

5,455	New York City, New York, GO, PUTTERS, VRDN, Series 1299, 3.47% due 4/01/2014 (g)(k)(m)	5,455

1,985	New York City, New York, GO, PUTTERS, VRDN, Series 1318, 3.47% due 6/01/2013 (a)(k)(m)	1,985

4,330	New York City, New York, GO, PUTTERS, VRDN, Series 1381, 3.52% due 6/01/2014 (a)(k)(m)	4,330

17,805	New York City, New York, GO, PUTTERS, VRDN, Series 1996, 3.47% due 4/01/2014 (k)(m)	17,805

30,000	New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.51% due 12/15/2033 (k)(m)	30,000

9,000	New York City, New York, GO, ROCS, VRDN, Series II-R-518, 3.49% due 8/01/2022 (h)(k)(m)	9,000

5,065	New York City, New York, GO, ROCS, VRDN, Series II-R-9195, 3.49% due 3/01/2015 (k)(m)	5,065

1,820	New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 1341, 3.52%
	due 2/01/2014 (h)(k)(m)	1,820

9,660	New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 2013, 3.47%
	due 2/01/2014 (k)(m)	9,660

2,400	New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3.30%
	due 8/01/2014 (h)(k)	2,400

7,615	New York City, New York, GO, Refunding, VRDN, Sub-Series C-2, 3.40% due 8/01/2020 (k)	7,615

4,400	New York City, New York, GO, Refunding, VRDN, Sub-Series C-3, 3.35% due 8/01/2020 (k)	4,400

30,550	New York City, New York, GO, Refunding, VRDN, Sub-Series C-4, 3.32% due 8/01/2020 (k)	30,550

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 11,400	New York City, New York, GO, Refunding, VRDN, Sub-Series E-4, 3.25% due 8/01/2021 (k)	$ 11,400

6,860	New York City, New York, GO, VRDN, Series F-4, 3.40% due 2/15/2020 (k)	6,860

4,200	New York City, New York, GO, VRDN, Series F-5, 3.40% due 2/15/2016 (k)	4,200

17,545	New York City, New York, GO, VRDN, Sub-Series A-3, 3.40% due 8/01/2031 (k)	17,545

5,800	New York City, New York, GO, VRDN, Sub-Series A-4, 3.40% due 8/01/2023 (k)	5,800

2,520	New York City, New York, GO, VRDN, Sub-Series A-9, 3.40% due 8/01/2018 (k)	2,520

8,500	New York City, New York, GO, VRDN, Sub-Series B-9, 3.31% due 8/15/2023 (k)	8,500

3,300	New York City, New York, GO, VRDN, Sub-Series E-2, 3.37% due 8/01/2034 (k)	3,300

22,100	New York City, New York, GO, VRDN, Sub-Series E-3, 3.39% due 8/01/2034 (k)	22,100

19,150	New York City, New York, GO, VRDN, Sub-Series H-1, 3.37% due 1/01/2036 (k)	19,150

6,300	New York City, New York, GO, VRDN, Sub-Series I-3, 3.30% due 4/01/2036 (k)	6,300

2,950	New York City, New York, GO, VRDN, Sub-Series I-5, 3.25% due 4/01/2036 (k)	2,950

2,330	New York City, New York, GO, VRDN, Sub-Series I-6, 3.25% due 4/01/2036 (k)	2,330

2,140	New York City, New York, Jay Street Development Corporation, Court Facility, Lease Revenue Bonds
	(Jay Street Project), VRDN, Series A-1, 3.34% due 5/01/2022 (k)	2,140

6,100	New York Liberty Development Corporation Revenue Bonds, FLOATS, VRDN, Series 1251, 3.48%
	due 10/01/2029 (k)(m)	6,100

13,905	New York State Commander of General Services Revenue Bonds (People of the State of New York),
	VRDN, 3.43% due 9/01/2021 (k)	13,905

33,285	New York State Dormitory Authority, Mental Health Facilities Improvement Revenue Refunding Bonds,
	VRDN, Series F-2B, 3.45% due 2/15/2021 (g)(k)	33,285

2,800	New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN, Sub-Series D-2E,
	3.38% due 2/15/2031 (k)	2,800

27,885	New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN, Sub-Series D-
	2G, 3.38% due 2/15/2031 (k)	27,885

15,000	New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN, Sub-Series D-
	2H, 3.38% due 2/15/2031 (k)	15,000

8,200	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Barnard College),
	VRDN, Series B, 3.48% due 7/01/2037 (c)(k)	8,200

10,775	New York State Dormitory Authority Revenue Bonds (Glen Eddy, Inc.), VRDN, 3.37%
	due 7/01/2029 (k)	10,775

3,750	New York State Dormitory Authority Revenue Bonds (North Shore-Long Island Jewish Health System),
	ROCS, VRDN, Series II-R-656CE, 3.49% due 11/01/2034 (k)(m)	3,750

6,615	New York State Dormitory Authority Revenue Bonds, PUTTERS, VRDN, Series 1955, 3.47%
	due 3/15/2015 (k)(m)	6,615

29,985	New York State Dormitory Authority Revenue Bonds, PUTTERS, VRDN, Series 1956, 3.47%
	due 3/15/2015 (k)(m)	29,985

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,880	New York State Dormitory Authority Revenue Bonds, PUTTERS, VRDN, Series 1959, 3.47%
	due 3/15/2015 (k)(m)	$ 6,880

6,120	New York State Dormitory Authority Revenue Bonds, ROCS, VRDN, Series II-R-11041CE, 3.49%
	due 5/01/2033 (k)(m)	6,120

4,690	New York State Dormitory Authority Revenue Bonds (Teresian Housing Corporation), VRDN, 3.37%
	due 7/01/2033 (k)	4,690

27,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds (Consolidated
	Edison Company of New York, Inc. Project), VRDN, AMT, Sub-Series C-3, 3.45%
	due 11/01/2039 (k)	27,500

14,000	New York State, GO, VRDN, Series A, 3.20% due 5/15/2008 (k)	14,000

6,000	New York State, GO, VRDN, Series G, 3.20% due 5/15/2008 (k)	6,000

12,150	New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT, Series A, 3.52%
	due 11/01/2032 (e)(k)	12,150

3,400	New York State, HFA, Housing Revenue Bonds (West 33rd Street Housing), VRDN, AMT, Series A,
	3.52% due 11/15/2036 (f)(k)	3,400

9,850	New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A, 3.52%
	due 11/01/2034 (k)	9,850

33,700	New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A, 3.53%
	due 11/01/2034 (k)	33,700

4,710	New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 3.48% due 11/01/2028 (a)(k)	4,710

5,000	New York State, HFA, M/F Revenue Bonds (750 6th Ave), VRDN, Series A, 3.43%
	due 5/15/2031 (f)(k)	5,000

5,600	New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A, 3.42%
	due 5/15/2036 (f)(k)	5,600

10,000	New York State, HFA, Revenue Bonds (10 Barclay Street), VRDN, Series A, 3.40%
	due 11/15/2037 (f)(k)	10,000

12,100	New York State, HFA, Revenue Bonds (42nd & 10th Project), VRDN, AMT, Series A, 3.53%
	due 11/01/2041 (k)	12,100

23,565	New York State, HFA, Revenue Bonds (360 West 43rd Street), VRDN, AMT, Series A, 3.50%
	due 11/15/2033 (f)(k)	23,565

4,400	New York State, HFA, Revenue Bonds (1500 Lexington Associates LLC), VRDN, AMT, Series A,
	3.49% due 5/15/2034 (f)(k)	4,400

28,600	New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN, AMT, Series A, 3.42%
	due 5/15/2032 (f)(k)	28,600

25,000	New York State, HFA, Revenue Bonds (Avalon Bowery Place II), VRDN, AMT, Series A, 3.54%
	due 11/01/2039 (k)	25,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 37,245	New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN, AMT, Series A, 3.43%
	due 5/15/2034 (f)(k)	$ 37,245

23,630	New York State, HFA, Revenue Bonds (Chelsea Apartments), VRDN, AMT, Series A, 3.49%
	due 11/15/2036 (f)(k)	23,630

12,000	New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT, Series A, 3.42%
	due 5/15/2033 (f)(k)	12,000

4,975	New York State, HFA, Revenue Bonds (Grace Towers Housing II LLC), VRDN, AMT, Series A, 3.50%
	due 5/01/2040 (e)(k)	4,975

29,100	New York State, HFA, Revenue Bonds (Saxony Housing), VRDN, AMT, Series A, 3.52%
	due 5/15/2030 (k)	29,100

13,000	New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 3.41%
	due 5/15/2028 (f)(k)	13,000

32,600	New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A, 3.48%
	due 5/15/2029 (f)(k)	32,600

54,400	New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 3.42% due 11/15/2029 (f)(k)	54,400

10,800	New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A, 3.48%
	due 11/01/2033 (e)(k)	10,800

10,100	New York State, HFA, Revenue Bonds (West 17th Street Housing), VRDN, AMT, Series A, 3.52%
	due 11/01/2039 (k)	10,100

4,500	New York State, HFA, Revenue Bonds (Worth Street Project), VRDN, AMT, Series A, 3.50%
	due 5/15/2033 (f)(k)	4,500

7,200	New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C, 3.40%
	due 3/15/2026 (k)	7,200

4,500	New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series G, 3.35%
	due 3/15/2028 (k)	4,500

82	New York State Local Government Assistance Corporation Revenue Bonds, VRDN, Series B, 3.35%
	due 4/01/2025 (k)	83

13,120	New York State Local Government Assistance Corporation, VRDN, Series E, 3.35% due 4/01/2025 (k)	13,120

19,800	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN, AMT, 37th Series,
	3.35% due 4/01/2035 (k)	19,800

20,700	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN, AMT, Series 135,
	3.45% due 4/01/2037 (k)	20,700

29,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN, AMT, Series 142,
	3.45% due 10/01/2037 (k)	29,500

13,120	New York State Power Authority, CP, 3.38% due 1/18/2008	13,120

15,340	New York State Power Authority, GO, VRDN, 3.64% due 3/01/2016 (k)	15,340

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 10,510	New York State Thruway Authority, Highway and Bridge Trust Fund, General Revenue Bonds,
	PUTTERS, VRDN, Series 1098, 3.47% due 7/01/2013 (g)(k)(m)	$ 10,510

8,740	New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, ROCS, VRDN,
	Series II-R-10140, 3.54% due 4/01/2011 (c)(k)(m)	8,740

13,049	New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 1611, 3.48% due 4/01/2025 (a)(k)(m)	13,049

3,000	New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-458, 3.49% due 4/01/2020 (a)(k)(m)	3,000

7,460	New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-5012, 3.50% due 4/01/2019 (a)(k)(m)	7,460

14,235	New York State Thruway Authority, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-12093,
	3.53% due 7/01/2015 (g)(k)(m)	14,235

9,000	New York State Urban Development Corporation, COP, ROCS, VRDN, Series II-R-10011CE, 3.51%
	due 4/01/2010 (k)(m)	9,000

11,200	New York State Urban Development Corporation Revenue Bonds, FLOATS, VRDN, Series 1664,
	3.48% due 3/15/2027 (k)(m)	11,200

4,000	New York State Urban Development Corporation Revenue Bonds, FLOATS, VRDN, Series SG-164,
	3.47% due 3/15/2033 (c)(k)(m)	4,000

1,700	North Babylon, New York, Union Free School District, GO, TAN, 4% due 6/26/2008	1,703

1,046	North Syracuse, New York, Central School District, GO, BAN, 4% due 6/19/2008	1,047

3,300	Ogdensburg, New York, Enlarged City School District, GO, RAN, 4% due 6/27/2008	3,303

4,050	Oneida County, New York, IDA, IDR (Rome Properties LLC Project), VRDN, AMT, 3.55%
	due 6/01/2027 (k)	4,050

11,500	Oneida County, New York, IDA, Revenue Bonds (Preswick Glen Civic Facility Project), VRDN, 3.39%
	due 10/01/2036 (k)	11,500

9,994	Onondaga County, New York, IDA, IDR (G.A. Braun Inc. Project), VRDN, AMT, 3.52%
	due 6/01/2034 (k)	9,995

1,825	Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN, AMT, 3.52%
	due 5/01/2022 (k)	1,825

2,300	Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Solvay
	Paperboard Project), VRDN, AMT, 3.49% due 7/01/2023 (k)	2,300

3,345	Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the Finger Lakes Performing
	Arts Center, Inc. Project), VRDN, Series A, 3.45% due 12/01/2036 (k)	3,345

7,561	Orange County, New York, GO, BAN, 3.90% due 7/24/2008	7,562

1,625	Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc. Project), VRDN,
	Series A, 3.52% due 6/01/2024 (k)	1,624

2,800	Otsego County, New York, IDA, Civic Facility Revenue Bonds (Templeton Foundation Project), VRDN,
	Series A, 3.48% due 6/01/2027 (k)	2,800

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 24,800	Port Authority of New York and New Jersey Revenue Bonds, PUTTERS, VRDN, Series 2092, 3.46%
	due 8/15/2017 (g)(k)(m)	$ 24,800

7,900	Port Authority of New York and New Jersey Revenue Bonds, PUTTERS, VRDN, Series 2398, 3.46%
	due 11/15/2015 (a)(k)(m)	7,900

7,955	Port Authority of New York and New Jersey, Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
	Series C01, 3.83% due 12/01/2016 (g)(k)(m)	7,954

6,930	Port Authority of New York and New Jersey, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-
	12041, 3.63% due 5/01/2014 (h)(k)(m)	6,930

2,454	Poughkeepsie City, New York, GO, BAN, Series B, 3.90% due 9/12/2008	2,458

6,880	Poughkeepsie City, New York, GO, BAN, Series C, 3.90% due 7/18/2008	6,890

15,000	Ramapo, New York, Housing Authority Revenue Bonds (Fountainview at College Road, Inc. Project),
	VRDN, 3.47% due 12/01/2029 (k)	15,000

6,700	Rockland County, New York, GO, BAN, Series E, 3.641% due 9/04/2008	6,711

6,750	Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College Project), VRDN,
	Series A, 3.47% due 7/01/2035 (k)	6,750

3,015	Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College Project), VRDN,
	Series B, 3.47% due 7/01/2035 (k)	3,015

9,485	Rockland County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dominican College
	Project), VRDN, Series A, 3.47% due 5/01/2034 (k)	9,485

3,500	Rome, New York, City School District, GO, BAN, Series A, 4% due 7/25/2008	3,504

8,200	Rome, New York, City School District, GO, RAN, 4% due 6/20/2008	8,207

4,200	Rome, New York, City School District, GO, Refunding, BAN, Series A, 4% due 6/27/2008	4,204

5,700	Schenectady, New York, City School District, GO, RAN, 4% due 7/31/2008	5,707

10,435	Shenendehowa Central School District of Clifton Park, New York, GO, Refunding, BAN, 3.85%
	due 6/27/2008	10,436

2,500	Southampton, New York, Union Free School District, GO, BAN, 3.90% due 9/17/2008	2,505

7,500	Southampton, New York, Union Free School District, GO, TAN, 3.90% due 6/27/2008	7,510

2,500	South Glens Falls, New York, Central School District, GO, RAN, 4% due 7/03/2008	2,502

38,000	Suffolk County, New York, GO, TAN, 3.50% due 8/14/2008	38,160

4,100	Tarrytowns, New York, Union Free School District, GO, TAN, 3.90% due 6/13/2008	4,105

7,340	Tobacco Settlement Financing Corporation of New York Revenue Bonds, PUTTERS, VRDN, Series
	648, 3.73% due 6/01/2011 (a)(k)(m)	7,340

2,874	Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN, Series II-R-
	2034, 3.50% due 6/01/2020 (a)(k)(m)	2,875

1,600	Tobacco Settlement Financing Corporation of New York Revenue Bonds, VRDN, Series B-1, 5%
	due 6/01/2008 (k)	1,608

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,900	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, VRDN, Series
	A, 3.35% due 11/01/2035 (k)	$ 5,900

10,405	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, VRDN, Series
	B, 3.42% due 1/01/2033 (a)(k)	10,404

3,900	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,
	VRDN, Series B, 3.39% due 1/01/2032 (k)	3,900

11,300	Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds, VRDN, Series
	F, 3.42% due 11/01/2032 (k)	11,300

100	Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds, VRDN, Sub-
	Series B-3, 3.38% due 1/01/2032 (k)	100

8,943	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, FLOATS, VRDN, Series 1878,
	3.48% due 11/15/2037 (k)(m)	8,943

7,055	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, PUTTERS, VRDN, Series 342,
	3.47% due 11/15/2020 (a)(k)(m)	7,055

2,020	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN, Series II-R-2013,
	3.49% due 11/15/2021 (a)(k)(m)	2,020

6,000	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN, Series II-R-
	10272, 3.54% due 11/15/2013 (c)(k)(m)	6,000

9,870	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, MERLOTS, VRDN,
	Series B03, 3.50% due 11/15/2020 (h)(k)(m)	9,870

14,334	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, MERLOTS, VRDN,
	Series B13, 3.50% due 11/15/2021 (h)(k)(m)	14,335

27,400	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (MTA Bridges and
	Tunnels), VRDN, Series AB, 3.40% due 1/01/2019 (g)(k)	27,400

13,995	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, PUTTERS, VRDN,
	Series 304, 3.47% due 11/15/2018 (h)(k)(m)	13,995

5,290	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, ROCS, VRDN, Series
	II-R-1032, 3.49% due 11/15/2021 (h)(k)(m)	5,290

5,600	Tsasc, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-519CE, 3.50%
	due 6/01/2042 (k)(m)	5,600

2,500	UBS Municipal CRVS Trust, New York State Thruway Authority, Highway and Bridge Trust Fund
	Revenue Bonds, FLOATS, VRDN, Series 07-17, 3.46% due 10/01/2017 (k)(m)	2,500

3,500	UBS Municipal CRVS Trust, New York State Thruway Authority, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 07-1042, 3.46% due 10/01/2017 (a)(k)(m)	3,500

1,800	UBS Municipal CRVS Trust, New York State Urban Development Corporation Revenue Bonds,
	FLOATS, VRDN, Series 07-1037, 3.46% due 3/15/2017 (k)(m)	1,800

3,300	Vestal, New York, GO, Refunding, BAN, 4% due 5/23/2008	3,305

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 800		Wantagh, New York, Union Free School District, GO, TAN, 3.641% due 6/27/2008	$ 801

	13,961	Watertown, New York, Enlarged City School District, GO, Refunding, BAN, 4% due 6/26/2008	13,979

	2,155	Watertown, New York, GO, BAN, 4.25% due 2/27/2008	2,157

	4,100	Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds (Northern Westchester
		Hospital), VRDN, 3.45% due 11/01/2024 (k)	4,100

	1,500	Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 3.55%
		due 7/01/2042 (k)(m)	1,500

	6,200	Yorktown, New York, Central School District, GO, BAN, 4% due 10/02/2008	6,223

Puerto Rico - 0.4%	8,845	Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199, Class A, 3.48%
		due 1/25/2016 (h)(k)(m)	8,845

	4,550	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805, 3.46%
		due 8/01/2027 (g)(k)(m)	4,550

		Total Investments (Cost - $3,339,784*) - 101.2%	3,339,784
		Liabilities in Excess of Other Assets - (1.2%)	(38,831)

		Net Assets - 100.0%	$ 3,300,953

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	CIFG Insured.

(c)	FGIC Insured.

(d)	FHA Insured.

(e)	FHLMC Collateralized.

(f)	FNMA Collateralized.

(g)	FSA Insured.

(h)	MBIA Insured.

(i)	XL Capital Insured.

(j)	Prerefunded.

(k)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(m)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008